Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segments

NOTE 14 — Segments

Actavis operates in three segments: Actavis Pharma (previously Global Generics), Actavis Specialty Brands (previously Global Brands) and Anda Distribution (previously Distribution). The Actavis Pharma segment includes off-patent pharmaceutical products that are therapeutically equivalent to proprietary products. The Actavis Specialty Brands segment includes patent-protected products and certain trademarked off-patent products that Actavis sells and markets as brand pharmaceutical products. The Anda Distribution segment mainly distributes generic pharmaceutical products manufactured by third parties, as well as by Actavis, primarily to independent pharmacies, pharmacy chains, pharmacy buying groups and physicians’ offices. The Anda Distribution segment operating results exclude sales by Anda of products developed, acquired, or licensed by Actavis’ Actavis Pharma and Actavis Specialty Brands segments.

The accounting policies of the operating segments are the same as those described in “NOTE 2 — Summary of Significant Accounting Policies.” The Company evaluates segment performance based on segment contribution. Segment contribution represents segment net revenues less cost of sales (excludes amortization), R&D expenses and selling and marketing expenses. The Company does not report total assets, capital expenditures, corporate general and administrative expenses, amortization, gains or losses on asset sales or disposals and impairments by segment as not all such information has been accounted for at the segment level, nor has such information been used by all segments.

Segment net revenues, segment operating expenses and segment contribution information for the Company’s Actavis Pharma, Actavis Specialty Brands and Anda Distribution segments consisted of the following (in millions):

	Years Ended December 31,
	2012	2011	2010
Actavis Pharma Segment
Product sales	$4,385.2	$3,320.2	$2,268.9
Other revenue	60.9	47.0	69.5

Net revenues	4,446.1	3,367.2	2,338.4
Operating expenses:
Cost of sales(1)	2,428.4	1,817.8	1,198.9
Research and development	255.6	227.7	194.6
Selling and marketing	281.2	156.0	111.9

Actavis Pharma Contribution	$1,480.9	$1,165.7	$833.0

Contribution margin	33.3%	34.6%	35.6%
Actavis Specialty Brands Segment
Product sales	$411.6	$364.9	$316.3
Other revenue	70.8	76.1	81.5

Net revenues	482.4	441.0	397.8
Operating expenses:
Cost of sales(1)	115.4	94.4	88.4
Research and development	146.2	67.7	101.5
Selling and marketing	175.5	168.6	137.8

Actavis Specialty Brands Contribution	$45.3	$110.3	$70.1

Contribution margin	9.4%	25.0%	17.6%
Anda Distribution Segment
Product sales	$986.4	$776.2	$830.7
Other revenue	—	—	—

Net revenues	986.4	776.2	830.7
Operating expenses:
Cost of sales(1)	846.6	652.7	711.2
Research and development	—	—	—
Selling and marketing	89.8	77.2	70.3

Anda Distribution Contribution	$50.0	$46.3	$49.2

Contribution margin	5.1%	6.0%	5.9%

Total Segment Contribution	$1,576.2	$1,322.3	$952.3
Corporate general and administrative	624.8	353.1	436.1
Amortization	481.1	354.3	180.0
Loss on asset sales and impairments, net	149.5	78.7	30.8

Operating income	$320.8	$536.2	$305.4

(1)	Excludes amortization of acquired intangibles including product rights.

The Company’s net product sales are represented by the sale of products in the following geographic areas for the years ended December 31 (in millions):

	2012	2011	2010
United States	$4,718.8	$3,960.6	$2,990.1
International	1,064.4	500.7	425.8

	$5,783.2	$4,461.3	$3,415.9

The Company’s net product sales are represented by the sale of products in the following therapeutic categories for the years ended December 31 (in millions):

	2012	2011	2010
Central nervous system	$1,964.0	$1,517.4	$907.6
Cardiovascular	1,298.5	977.2	594.6
Hormones and synthetic substitutes	868.5	724.7	682.3
Anti-infective agents	267.9	197.9	161.5
Urology	174.0	140.5	127.3
Other	1,210.3	903.6	942.6

	$5,783.2	$4,461.3	$3,415.9